Consolidated Statement of Comprehensive Loss - CHF (SFr) SFr in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues and other income
Revenues from research and development collaborations		SFr 9,330	SFr 9,344	SFr 20,383
Other income		424	0	0
Total revenues and other income		9,754	9,344	20,383
Operating expenses
Research and development expenses		(55,718)	(56,075)	(43,498)
Selling, general and administrative expenses		(17,454)	(11,595)	(13,545)
Total operating expenses		(73,172)	(67,670)	(57,043)
Operating result		(63,418)	(58,326)	(36,660)
Financial income		191	367	1,599
Financial expenses		(556)	(4,816)	(1,210)
Net finance result		(365)	(4,449)	389
Result before income taxes		(63,783)	(62,775)	(36,271)
Income taxes		(2)	11	(17)
Net result, attributable to shareholders		(63,785)	(62,764)	(36,288)
Items that will not be reclassified to profit or loss
Remeasurement of net pension liabilities, net of tax	[1]	8,012	(1,514)	(4,711)
Items that are or may be reclassified subsequently to profit or loss
Exchange differences on translating foreign operations		(3)	(26)	(14)
Other comprehensive result, net of tax		8,009	(1,540)	(4,725)
Total comprehensive result, attributable to shareholders		SFr (55,776)	SFr (64,304)	SFr (41,013)
Basic net result per share (in CHF per share)		SFr (2.06)	SFr (2.51)	SFr (1.69)
Diluted net result per share (in CHF per share)		SFr (2.06)	SFr (2.51)	SFr (1.69)

[1]	See note 18